Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Relationships with Related Parties who had Transactions

The Company's relationships with related parties who had transactions with the Company are summarized as follows:

Related Parties	Relationship
3DOM Alliance Inc.	Shareholder
Future Science Research Inc.	Shareholder

Masataka Matsumura	Chief Executive Officer and Director
Yuta Akakuma	Director
Jean-Francois Raymond Roger Minier	Independent Director
Minoru Tanaka	Independent Director
Noriyoshi Suzuki	Independent Director
Ng Wee Kiat (Darren)	Chief Financial Officer

a. Related party balances

Nature	Name	June 30, 2024	June 30, 2023
		$	$
Amount due to shareholder	3DOM Alliance Inc	885,751	3,572,358
Amount due to shareholder	Future Science Research Inc	1,047,470	—
		1,933,221	3,572,358

Amount due to director	Masataka Matsumura	101,514	—
Amount due to director	Yuta Akakuma	47,247	—
Amount due to independent director	Jean-Francois Raymond Roger Minier	25,837	—
Amount due to independent director	Minoru Tanaka	18,072	—
Amount due to independent director	Noriyoshi Suzuki	18,072	—
		210,742	—

b. Related party transactions

Nature	Name	June 30, 2024	June 30, 2023	June 30, 2022
		$	$	$
Cash advances provided to the Company	3DOM Alliance Inc	1,266,916	2,079,901	873,066
Payment on behalf of the Company	3DOM Alliance Inc	639,604	1,308,112	117,882
Purchases by the Company	3DOM Alliance Inc	—	—	—
Fees for support services received by the Company	3DOM Alliance Inc	446,250	—	—
Ordinary shares issued for conversion of debt	3DOM Alliance Inc	(5,122,950)	(790,287)	(1,547,804)

Cash advances provided to the Company	Future Science Research Inc	1,047,470	—	—

Cash advances provided to the Company	Masataka Matsumura	7,638	—	—
Share-based compensation	Masataka Matsumura	177,753	—	—

Share-based compensation	Yuta Akakuma	44,996	—	—

Share-based compensation	Jean-Francois Raymond Roger Minier	51,599	—	—

Share-based compensation	Minoru Tanaka	18,072	—	—

Share-based compensation	Noriyoshi Suzuki	18,072	—	—

Share-based compensation	Ng Wee Kiat (Darren)	86,393	—	—